Investments Accounted for Using Equity Method	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Investments Accounted for Using Equity Method
14.	INVESTMENTS ACCOUNTED FOR USING EQUITY METHOD
Associates consisted of the following:

		Place of Incorporation and Operation	Carrying Amount		% of Ownership and Voting Rights Held by the Company
Name of Associate	Principal Activities		December 31, 2019	December 31, 2020	December 31, 2019	December 31, 2020
			NT$	NT$
			(In Millions)	(In Millions)
Vanguard International Semiconductor Corporation (VIS)	Manufacturing, selling, packaging, testing and computer-aided design of integrated circuits and other semiconductor devices and the manufacturing and design service of masks	Hsinchu, Taiwan	$8,960.5	$8,964.1	28%	28%
Systems on Silicon Manufacturing Company Pte Ltd. (SSMC)	Manufacturing and selling of integrated circuits and other semiconductor devices	Singapore	6,502.2	5,900.2	39%	39%
Xintec Inc. (Xintec)	Wafer level chip size packaging and wafer level post passivation interconnection service	Taoyuan, Taiwan	1,842.8	2,522.3	41%	41%
Global Unichip Corporation (GUC)	Researching, developing, manufacturing, testing and marketing of integrated circuits	Hsinchu, Taiwan	1,274.8	1,315.4	35%	35%
Mutual-Pak	Manufacturing of electronic parts, wholesaling and retailing of electronic materials, and researching, developing and testing of RFID	New Taipei, Taiwan	38.5	28.2	28%	28%

			$18,618.8	$18,730.2

As of December 31, 2019 and 2020, no investments in associates are individually material to the Company. Please refer to the consolidated statements of profit or loss and other comprehensive income for recognition of share of both profit (loss) and other comprehensive income (loss) of associates that are not individually material.
The market prices of the investments accounted for using the equity method in publicly traded stocks calculated by the closing price at the end of the reporting period are summarized as follows. The closing price represents the quoted price in active markets, the level 1 fair value measure
m
ent.

	December 31, 2019	December 31, 2020
	NT$	NT$
Name of Associate	(In Millions)	(In Millions)
VIS	$36,812.9	$53,849.9

Xintec	$8,958.2	$20,420.2

GUC	$11,251.8	$15,827.2